Other liabilities	12 Months Ended
Dec. 31, 2018
Other liabilities [Abstract]
Other liabilities
35.	Other liabilities

Other liabilities as of December 31, 2017 and 2018 are as follows:

	2017		2018
Accounts payable	~~W~~	8,524,295	9,748,168
Accrued expenses		3,022,127	3,267,188
Dividend payable		8,345	49,486
Advance receipts		120,724	131,386
Unearned income		402,541	236,827
Withholding value-added tax and other taxes		343,938	547,097
Securities deposit received		911,304	651,153
Foreign exchange remittances pending		223,465	225,956
Domestic exchange remittances pending		1,808,652	1,115,939
Borrowing from trust account		4,057,649	2,999,445
Due to agencies		607,743	779,473
Deposits for subscription		79,154	76,019
Separate account liabilities		3,213,389	2,845,380
Sundry liabilities		1,930,410	2,496,169
Other		76,966	50,881
Present value discount account		(17,929)	(20,888)

	~~W~~	25,312,773	25,199,679